Earnings (loss) per share (EPS) (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings (loss) per share (EPS)
Profit (loss) attributable to equity holders of the parent	R$ 39,489	R$ (158,083)	R$ 16,780
Weighted average number of common shares outstanding	55,931	49,701	55,758
Class A
Earnings (loss) per share (EPS)
Profit (loss) attributable to equity holders of the parent	R$ 20,143	R$ (70,929)	R$ 8,534
Adjustments attributable to convertible notes	(70,519)
Adjusted (loss) profit attributable to equity holders of the parent	R$ (50,376)	R$ (70,929)	R$ 8,534
Weighted average number of common shares outstanding	28,530	22,300	28,357
Share-based compensation plan	49	142	161
Convertible notes (thousands)	5,172	5,172
Basic (loss) earnings per share - R$	R$ 0.71	R$ (3.18)	R$ 0.30
Diluted (loss) earnings per share - R$	R$ (1.49)	R$ (3.18)	R$ 0.30
Class B
Earnings (loss) per share (EPS)
Profit (loss) attributable to equity holders of the parent	R$ 19,346	R$ (87,154)	R$ 8,246
Adjusted (loss) profit attributable to equity holders of the parent	R$ 19,346	R$ (87,154)	R$ 8,246
Weighted average number of common shares outstanding	27,401	27,401	27,401
Basic (loss) earnings per share - R$	R$ 0.71	R$ (3.18)	R$ 0.30
Diluted (loss) earnings per share - R$	R$ 0.71	R$ (3.18)	R$ 0.30